Parent Company Only Financial Statements (Parenthetical) (Veritex Holdings, Inc., USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Veritex Holdings, Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Offering costs	$ 4,574